1933 Act/Rule 497(j)

May 5, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Phoenix Insight Funds Trust
Registration Nos. 033-64915 and 811-07447

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on April 28, 2008.

Sincerely,

/s/ Kevin J. Carr
Kevin J. Carr

cc: Ann Flood